General Information (Details Textual) $ / shares in Units, CLF in Thousands, $ in Thousands, ₲ in Millions																																													1 Months Ended		12 Months Ended
	Dec. 29, 2021 CLP ($)	Dec. 29, 2021 USD ($)	Oct. 04, 2021 CLP ($)	Sep. 30, 2021 USD ($) shares	Sep. 10, 2021 CLP ($)	Aug. 30, 2021 CLP ($)	Aug. 30, 2021 USD ($)	Aug. 28, 2021 CLP ($) shares	Aug. 18, 2021 CLP ($)	Aug. 18, 2021 USD ($)	Aug. 09, 2021 CLP ($)	Jul. 13, 2021 CLP ($) shares	Apr. 16, 2021 CLP ($) shares	Sep. 04, 2020 CLP ($)	Sep. 04, 2020 USD ($)	Aug. 28, 2020 CLP ($) shares	Aug. 21, 2020 CLP ($)	Aug. 21, 2020 USD ($)	Jul. 01, 2020 CLP ($)	Jul. 01, 2020 PYG (₲)	May 12, 2020 CLP ($)	May 12, 2020 PYG (₲)	Apr. 16, 2020 CLP ($)	Apr. 15, 2020 CLP ($)	Apr. 15, 2020 USD ($)	Mar. 20, 2020	Feb. 18, 2020 CLP ($) shares	Jan. 31, 2020 CLP ($)	Jan. 31, 2020 USD ($)	Sep. 06, 2019 CLP ($)	Sep. 06, 2019 USD ($)	Aug. 30, 2019 CLP ($) shares	Jul. 11, 2019 CLP ($)	Jul. 11, 2019 USD ($)	Jun. 28, 2019 CLF	Jun. 28, 2019 USD ($)	Jun. 12, 2019 CLP ($)	Jun. 12, 2019 USD ($)	May 31, 2019 CLP ($) shares	May 31, 2019 USD ($) $ / shares shares	May 27, 2019 CLP ($)	May 27, 2019 USD ($)	Mar. 01, 2019 USD ($) shares	Jan. 28, 2019 ARS ($) shares	Dec. 17, 2018 CLP ($)	Dec. 17, 2018 USD ($)	Dec. 31, 2021 CLP ($) Number		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2008 CLP ($)	Dec. 31, 2021 USD ($) Number	Dec. 29, 2021 USD ($)	Dec. 16, 2021 CLP ($) shares	Dec. 16, 2021 $ / shares	Nov. 02, 2021 CLP ($)	Aug. 09, 2021 USD ($) shares	Jun. 01, 2021 CLP ($)	Jun. 01, 2021 USD ($)	Jul. 22, 2020 CLP ($) shares	Apr. 30, 2019	Dec. 31, 2017 USD ($)
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																																															$ 185,648,399,000												$ 306,000,000,000
Percentage of voting equity interests acquired																																															49.9589%												49.9589%
Cash flow used for control of subsidiaries or other business																																															$ 0			$ 1,028,076,000			$ 8,652,268,000
Number of employees | Number																																															9,346												9,346
Intangible assets other than goodwill																																															$ 151,943,693,000			128,257,441,000			125,618,666,000
Profit (loss), attributable to ordinary equity holders of parent entity																																															199,162,731,000			96,152,272,000			130,141,692,000
Cash flows from (used in) operating activities																																															293,355,573,000			280,669,513,000			242,320,045,000
Other Income																																															11,808,439,000			19,295,892,000			22,584,710,000
Cost of sales																																															1,291,559,797,000			984,035,922,000			908,318,190,000
Payments from changes in ownership interests in subsidaries that does not result in loss of control																																																		1,028,076,000			8,652,268,000
Proportion of controlling interest in subsidiary																											50.0909%
Capital paid up																																															562,693,346,000			562,693,346,000
Effect on equity recognized in the Company due to this change in interest																																															(12,207,458,000)	[1]		47,854,000	[2]		832,731,000	[3]
Other Revenue by Function																																															4,225,381,000		$ 5,002,286,000	13,123,558,000		$ 18,459,185,000	16,002,081,000		$ 21,372,012,000
Registered Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Shares issued | shares				219,486,075
Compaa Cerveceras Unidas SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss), attributable to ordinary equity holders of parent entity																																																								$ 157,358,973,000
Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control																																	$ 122,210,000	$ 178,305,000
Budweiser Beer [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flows from (used in) operating activities																																																				10,000,000,000
Other Income																																																		6,109,800,000			2,581,452,000		3,548,372,000	$ 4,840,167,000	$ 6,451,628,000
commercialization of the Brands [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flows from (used in) operating activities																																															$ 17,107,440,000		$ 28,000,000,000	17,107,440,000		28,000,000,000
Cost of sales																																																		$ 13,123,558,000		$ 18,459,185,000	16,002,081,000		$ 21,372,012,000		$ 19,802,868,000	$ 14,251,811,000
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																															50.0917%		50.0917%	50.0917%		50.0917%
Compania Industrial Cervecera S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																															99.995%		99.995%	99.995%		99.995%
Effect on equity recognized in the Company due to this change in interest													$ 2,845,888,000
CCU Inversiones II Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control									$ 5,922,150,000	$ 7,500,000,000																									CLF 849,630	$ 1,249,713,000
Proportion of controlling interest in subsidiary																																															100.00%		100.00%	100.00%		100.00%
Finca La Celia S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																																							$ 9,910,040	$ 14,000,000
Sale Or Issue Of Share To Subsidiary																																												$ 100,000
Proportion of controlling interest in subsidiary																																															84.4969%		84.4969%	82.987%		82.987%
Finca La Celia S.A. [Member] | Non Endosrable Ordinary Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Sale Or Issue Of Share To Subsidiary																																												$ 100,000
Finca La Celia S.A. [Member] | Vina San Pedro Tarapaca S.A [Member] | Non Endosrable Ordinary Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Shares issued | shares																																											265,300,000
Vina San Pedro Tarapaca S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																															84.4969%		84.4969%	82.987%		82.987%
Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																																																				5.001%
Proportion of controlling interest in subsidiary																																															50.0007%		50.0007%	50.0007%		50.0007%
LA Barra SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																															100.00%		100.00%	100.00%		100.00%
Date of incorporation of the subsidiary company																										Mar. 20, 2020
Capital paid up																																																																			$ 1,500,000,000
Number of shares held | shares																																																																			1,500,000
Bebidas Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																															50.005%		50.005%	50.0049%		50.0049%
Distribuidora Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																															49.959%		49.959%	49.9589%		49.9589%
Inversiones Invex CCU Tres Ltda [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Increase decrease through contribution by owners														$ 800,000,000
Inversiones Invex CCU Ltda [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Increase decrease through contribution by owners														2,500,000,000
Inversiones Invex CCU Ltda [Member] | Bottom of range [member]
Disclosure Of General Information About Financial Statements [Line Items]
Capital paid up																																																																	$ 133,823,454,000	$ 185,322,809,000
Inversiones Invex CCU Ltda [Member] | Top of range [member]
Disclosure Of General Information About Financial Statements [Line Items]
Capital paid up																																																																	$ 221,302,753,000	$ 306,466,817,000
CCU Inversiones II SPA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																																													$ 27,659,891,000	$ 40,294,696,000
Payments from changes in ownership interests in subsidaries that does not result in loss of control														$ 9,411,690,000	$ 12,200,000,000									$ 14,002,395,000	$ 16,500,000,000			$ 9,176,540,000	$ 11,500,000,000	$ 7,233,000,000	$ 10,000,000,000						$ 990,473,000	$ 1,428,017,000			$ 2,223,488,000	$ 3,200,000,000
Capital paid up				$ 281,834,863,000
CCU S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary				58.8429%
CCU Inversiones S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary				0.0489%
Inversiones Invex CCU Tres Limitada [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary				41.107%
Inversiones CCU Lux S.à r.l.
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary				0.0012%
Capital paid up																																																													$ 138,779,000
Increase (decrease) through acquisition of subsidiary, equity						$ 127,567,000	$ 163,554,000
Number of shares reserved for contracts for sale of shares | shares																																																													163,554
Par value per share | $ / shares																																																														$ 1.00
Compaa Industrial Cervecera S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary													94.2138%
Number of shares held | shares													481,643
Compaa Industrial Cervecera S.A. y Senz Briones y Ca. S.A.I.C. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary											99.9419%	95.6345%
Number of shares held | shares												160,548																																																				481,920
Decrease through other distributions to owners, equity												$ 122,000	$ 337,000,000
Dividends recognised as distributions to non-controlling interests											$ 390,000,000
Compaa Industrial Cervecera S.A. y Senz Briones y Ca. S.A.I.C. [Member] | Bottom of range [member]
Disclosure Of General Information About Financial Statements [Line Items]
Decrease through other distributions to owners, equity												1,086,489,000
Dividends recognised as distributions to non-controlling interests											3,267,148,000
Compaa Industrial Cervecera S.A. y Senz Briones y Ca. S.A.I.C. [Member] | Top of range [member]
Disclosure Of General Information About Financial Statements [Line Items]
Decrease through other distributions to owners, equity												$ 1,168,183,000	$ 3,540,618,000
Dividends recognised as distributions to non-controlling interests											$ 3,636,863,000
CCU Inversiones S.A. y Via San Pedro Tarapac S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Additional controlling interest acquired			1.067%		0.4485%
Investment made in the shares of subsidiary			$ 2,694,720,000		$ 1,167,074,000
Capital paid up					245,244,000
CCU Inversiones S.A. y Via San Pedro Tarapac S.A [Member] | Top of range [member]
Disclosure Of General Information About Financial Statements [Line Items]
Investment made in the shares of subsidiary			$ 424,365,414,000		$ 179,274,015,000
Vspt Us Llc [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																															84.4969%		84.4969%	0.00%		0.00%
Capital paid up																																																															$ 337,876,000	$ 400,000,000
CCU Inversiones III SpA. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Capital paid up	$ 13,724,760,000																																																											$ 16,034,722,000
Dividends recognised as distributions to non-controlling interests	14,664,820,000	$ 17,133,000,000
Loans and receivables																																																												17,133,000,000
Borrowings	$ 940,060,000																																																											$ 1,098,278,000
Interest rate																																															84.5159%												84.5159%
Manantial S.A. [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interests held by non-controlling interests																							0.9225%
Increase decrease through contribution by owners																							$ 1,500,000,000
Proportion of controlling interest in subsidiary																							99.0775%
Finca La Celia S.A. [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control																																							9,910,040,000	14,000,000,000
Finca La Celia S.A. [Member] | Vina San Pedro Tarapaca S.A [Member] | Non Endosrable Ordinary Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Sale Or Issue Of Share To Subsidiary																																								$ 14,000,000,000			$ 7,000,000,000
Shares issued | shares																																								607,600,000
Bodega San Juan [Member] | Non Endosrable Ordinary Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Shares issued | shares																																												(100,000)
Bodega San Juan [Member] | Finca La Celia S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control																																							$ 1,986,836,000	$ 2,806,820,000
Milotur S.A. [Member] | CCU Inversiones II Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																	$ 3,143,360,000	$ 4,000,000,000																							$ 2,223,488,000	$ 3,200,000,000
Cerverica Czot Spa [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Common stock shares issued ,Shares | shares																95,710
Cerverica Czot Spa [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Additional controlling interest acquired																																5.001%
Investments made in the shares of subsidiary Shares | shares																63,022																5,001
Investment made in the shares of subsidiary																$ 176,620,000																$ 6,156,000
Proportion of controlling interest in subsidiary																50.0005%																50.001%
Cerverica Czot Spa [Member] | Representaciones Chile Beer Kevin Michael Szot [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Disposal Of Shares In Subsidiary Shares | shares								15,167								15,167
Disposal Of Shares In Subsidiary Value								$ 42,506,000								$ 42,506,000
CCU Inversiones S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Increase decrease through contribution by owners																																								$ 10,000,000,000
Common stock shares issued ,Shares | shares																																							16,000,000	16,000,000
Share price | $ / shares																																								$ 625
Percentage of increase in the equity capital																																							100.00%	100.00%
Mahina SPA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Common stock shares issued ,Shares | shares																											100
Proportion of controlling interest in subsidiary																											50.0909%
Mahina SPA [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																											50.10%
Increase decrease through contribution by owners																											$ 50,000,000
Common stock shares issued ,Shares | shares																											50
Investments made in the shares of subsidiary Shares | shares																											501
Investment made in the shares of subsidiary																											$ 525,000,000
Sajonia Brewing Company S.R.L [Member] | Bebidas Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business | ₲																						₲ 400
Sajonia Brewing Company S.R.L [Member] | Bebidas Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																					$ 48,257,000
Additional controlling interest acquired																					27.00%	27.00%
Proportion of controlling interest in subsidiary																					78.00%	78.00%
Percentage of non controlling interest acquired																			21.00%	21.00%
Sajonia Brewing Company S.R.L [Member] | Distribuidora Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of non controlling interest acquired																			1.00%	1.00%
Sajonia Brewing Company S.R.L [Member] | Bebidas Del Paraguay And Distribuidora Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																			$ 33,458,000	₲ (279)
Proportion of controlling interest in subsidiary																			100.00%	100.00%
Quinenco S.A. And Heineken Chile Limitada [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in joint venture																																															50.00%		50.00%
Promarca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																																															$ 5,854,185,000			$ 4,100,979,000			4,511,337,000
Distributable Profit Percentage																																															100.00%		100.00%
Compania Pisquera Bauza S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of ownership proposed to be divested																																															40.00%		40.00%
Bebidas CCU-PepsiCo SpA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																																															$ 2,878,066,000			3,061,898,000			1,243,574,000
Distributable Profit Percentage																																															100.00%		100.00%
Bebidas Carozzi CCU SpA. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																																															$ 562,405,000			$ 2,532,525,000			$ 1,157,424,000
Distributable Profit Percentage																																															100.00%		100.00%	100.00%		100.00%
Inversiones Y Rentas S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Subsidiary Interest Ownership Percentage Held By Parent																																															65.87%		65.87%
Budweiser In Argentina [Member] | ABI Group [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																																																																					$ 306,000,000,000
Budweiser In Argentina [Member] | AB InBev [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																																																											$ 400,000,000,000,000
Brand names [member]
Disclosure Of General Information About Financial Statements [Line Items]
Intangible assets other than goodwill																																															$ 26,721,236,000												$ 44,044,000,000

[1]	See Note 1 – General information, letter C, number (15) and (16).
[2]	See Note 1 – General information, letter C, number (11) and (8).
[3]	See Note 1 – General information, letter C, number (3).